Summary of Significant Accounting Policies - Additional Information (Detail) (Percentage of major customers revenue accounted for 10% or more of total revenues)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Counterparty one
Significant Accounting Policies [Line Items]
Concentration percentage	45.00%	46.00%
Counterparty two
Significant Accounting Policies [Line Items]
Concentration percentage	36.00%	28.00%
Counterparty three
Significant Accounting Policies [Line Items]
Concentration percentage	15.00%	15.00%
Settled amount
Significant Accounting Policies [Line Items]
Concentration percentage	96.00%	89.00%
Number of counter parties	3	3